Share-Based Compensation - Additional Information (Detail)	1 Months Ended							3 Months Ended	6 Months Ended			12 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended		6 Months Ended			12 Months Ended
	Nov. 12, 2012	Oct. 26, 2012	Jun. 26, 2012 USD ($)		Jun. 06, 2012 USD ($)	Jan. 02, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 ZAR	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Jun. 30, 2013 Minimum [Member] USD ($)	Jun. 30, 2013 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2013 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2011 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2010 Restricted Stock Grants To Employees [Member] USD ($)	Jan. 31, 2011 Restricted Stock Grants To Employees [Member] Maximum [Member] USD ($)	Jun. 30, 2013 Restricted Stock [Member] USD ($)	Dec. 31, 2012 Restricted Stock [Member] USD ($)	Jan. 31, 2011 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2011 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2012 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2010 Restricted Stock [Member] Board Of Directors USD ($)	Jun. 30, 2013 T Bucks Employee Participation Plan [Member] USD ($)	Jun. 30, 2013 T Bucks Employee Participation Plan [Member] USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan [Member] USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan [Member] ZAR	Dec. 31, 2011 T Bucks Employee Participation Plan [Member] USD ($)	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member]	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member] USD ($)	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member] USD ($)	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Jun. 30, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member] USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member] USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Board Of Directors	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Mar. 11, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member] USD ($)	Feb. 25, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member] USD ($)	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member]	Jun. 30, 2012 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2011 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member] USD ($)	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member]	Mar. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member]	Dec. 31, 2011 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member] USD ($)	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member]	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense							$ 0	$ 1,000,000	$ 3,000,000		$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 4,000,000	$ 20,000,000	$ 6,000,000	$ 26,000,000	$ 14,000,000	$ 29,000,000	$ 1,000,000	$ 1,000,000			$ 0	$ 2,000,000	$ 0	$ 0
Unrecognized compensation expense																									48,000,000	30,000,000
Recognition of unrecognized compensation expense, weighted average period																									3 years	3 years
Number of shares, awards granted																																				12,781,225	12,781,225																					1,200,000	1,200,000
Amount funded to the trust									15,000,000	124,000,000
Capital contribution for each participant										75,000
Number of shares acquired								548,234	548,234	548,234
Compensation expense																															1,000,000	2,000,000	1,000,000
Compensation expense																															548,234	548,234	548,234	548,234						1,458,202	581,600	761,065		761,065			612,439													1,177,995
Shares granted																															$ 25.79	$ 25.79	$ 25.79							$ 20.60	$ 19.86	$ 20.62		$ 20.62																$ 22.01
LTlP plan liability								2,000,000	2,000,000			8,000,000
Number of restricted stock vested																																																													420,765	748,980
Number of shares, awards granted																																																				517,330		(517,330)	517,330
Shares, granted																																								780,640	160,835	341,755		376,495		34,740											52,915
Options granted to employees to purchase Class A Shares	711	88,233	135,895		150,000	22,330																																										8,238	1,544,872
Options vesting period												3 years
Fair market value and exercise price			$ 25.90	[1]	$ 30.45	$ 24.60																																$ 18.72	$ 20.64									$ 21.49	$ 19.09
Risk-free interest rate			0.97%	[2]	0.94%	1.97%																																										1.19%	1.04%	0.87%	1.02%
Amount of employer fund for trust																																	15,000,000	124,000,000
Capital contribution per participant																																		75,000
Shares acquired by the Trust																																	548,234	548,234

[1]	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
[2]	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.